UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1.  Schedule of Investments.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (Unaudited)

AFA	Shares	Security Description	Value

Common Stock - 99.6%
Consumer Discretionary - 9.8%
17,700	Asbury Automotive Group, Inc. (a)	$325,857
40,000	Callaway Golf Company	294,000
4,400	Sears Holdings Corporation (a)	331,628
		951,485
Consumer Staples - 19.7%
5,800	Beckman Coulter, Inc.	417,658
4,700	Bunge Limited	319,929
10,100	Emergent BioSolutions Inc. (a)	214,524
625	Intuitive Surgical, Inc. (a)	201,819
15,100	Omnicare, Inc.	391,392
15,250	PAREXEL International Corp. (a)	353,952
		1,899,274
Drugs/Pharmaceutical Preparations - 13.2%
7,000	Cephalon, Inc. (a)	413,560
16,100	Forest Laboratories, Inc. (a)	519,386
15,000	Mylan Inc. (a)	347,400
		1,280,346
Energy - 6.8%
6,100	CONSOL Energy Inc.	303,170
59,000	Newpark Resources, Inc. (a)	352,820
		655,990
Financial - 13.2%
49,500	GFI Group Inc.	253,440
7,200	NYSE Euronext	229,032
18,000	The NASDAQ OMX Group, Inc. (a)	440,640
15,000	Weyerhaeuser Co.	347,700
		1,270,812
Industrials - 9.1%
19,000	Orion Marine Group, Inc. (a)	222,680
10,200	Owens-Illinois, Inc. (a)	300,798
13,500	Textron Inc.	354,915
		878,393
Insurance Carriers - 2.7%
10,000	Tower Group, Inc.	260,400

Medical Products - 6.4%
20,000	Hologic, Inc. (a)	398,400
15,000	Wright Medical Group, Inc. (a)	222,900
		621,300
Technology - 9.7%
10,500	Broadridge Financial Solutions, Inc.	240,345
10,700	Medidata Solutions, Inc. (a)	266,965
21,300	Nuance Communications, Inc. (a)	433,029
		940,339
Telecommunications - 9.0%
19,000	Leap Wireless International, Inc. (a)	265,620
14,400	NII Holdings, Inc. (a)	604,512
		870,132

Total Common Stock (Cost $8,161,176)	9,628,471

Total Investments in Securities - 99.6% (Cost $8,161,176)*	$9,628,471

Other Assets & Liabilities, Net – 0.4%	36,431
Net Assets – 100.0%	$9,664,902

(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$1,746,880
Gross Unrealized Depreciation	(279,585)
Net Unrealized Appreciation	$1,467,295

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$9,628,471
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total Investments	$9,628,471

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

WATERVILLE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 100.2%
Consumer Discretionary - 24.8%
24,753	Apollo Group, Inc., Class A (a)	$1,021,556
23,523	Best Buy Co., Inc.	799,782
33,124	Expedia, Inc.	833,400
36,303	GameStop Corp., Class A (a)	764,904
54,376	Gannett Co., Inc.	801,502
80,610	H&R Block, Inc.	1,009,237
13,105	Ross Stores, Inc.	854,446
42,211	The Gap, Inc.	813,406
22,525	The McGraw-Hill Cos., Inc.	878,025
18,784	TJX Cos., Inc.	890,174
20,688	Viacom, Inc., Class B	859,586
		9,526,018
Consumer Staples - 4.1%
10,175	Lorillard, Inc.	765,567
25,228	Reynolds American, Inc.	802,503
		1,568,070
Energy - 2.3%
12,565	Diamond Offshore Drilling, Inc.	901,036

Financial - 8.8%
31,478	Federated Investors, Inc., Class B	852,424
62,279	Janus Capital Group, Inc.	804,022
30,780	Moody's Corp.	904,009
34,109	The NASDAQ OMX Group, Inc. (a)	834,988
		3,395,443
Healthcare - 26.6%
24,177	AmerisourceBergen Corp.	866,987
12,393	Biogen Idec, Inc. (a)	811,370
31,142	Bristol-Myers Squibb Co.	784,156
13,467	Cephalon, Inc. (a)	795,630
33,486	Coventry Health Care, Inc. (a)	1,003,575
23,577	Eli Lilly & Co.	819,772
22,270	Gilead Sciences, Inc. (a)	854,723
14,951	Humana, Inc. (a)	866,710
9,220	Laboratory Corp. of America Holdings (a)	828,970
22,222	Medtronic, Inc.	851,547
15,049	Quest Diagnostics, Inc.	857,041
14,234	WellPoint, Inc. (a)	884,216
		10,224,697
Industrials - 14.0%
11,766	General Dynamics Corp.	887,156
11,604	L-3 Communications Holdings, Inc.	908,013
11,752	Lockheed Martin Corp.	935,459
12,712	Northrop Grumman Corp.	880,942
17,781	Raytheon Co.	888,872
52,028	SAIC, Inc. (a)	862,104
		5,362,546

Information Technology - 17.5%
33,254	CA, Inc.	791,445
18,168	Harris Corp.	845,539
18,957	Hewlett-Packard Co.	866,145
29,439	Microsoft Corp.	816,196
16,162	SanDisk Corp. (a)	733,270
59,812	Teradyne, Inc. (a)	997,664
25,359	Texas Instruments, Inc.	859,924
11,656	Visa, Inc., Class A	814,172
		6,724,355
Telecommunications - 2.1%
23,419	Meredith Corp.	789,220

Total Common Stock (b) (Cost $36,815,051)	38,491,385

Total Long Positions - 100.2% (Cost $36,815,051)*	$38,491,385

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.1)%
Call Options Written - (0.1)%
(65)	CBOE S&P 500 Index S&P 500	$1,305.00	02/11	(260)
(100)	CBOE S&P 500 Index S&P 500	1,335.00	02/11	(13,300)
(125)	CBOE S&P 500 Index S&P 500	1,325.00	02/11	(31,250)

Total Written Options - (0.1)% (Premiums Received $(77,576))*	$(44,810)

Other Assets & Liabilities, Net – 0.1%	(18,000)
Net Assets – 100.0%	$38,428,575

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$2,535,734
Gross Unrealized Depreciation	(826,634)
Net Unrealized Appreciation	$1,709,100

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011.

Investments at Value:	Common Stock	Other Financial Instruments**
Level 1	$38,491,385	$(44,810)
Level 2	-	-
Level 3	-	-
TOTAL	$38,491,385	$(44,810)

The Level 1 inputs displayed in this table are Common Stock and Written Options.  Refer to Schedule of Investments for a further breakout of each security type.

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options which are reported at their market value at period end date.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 11, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer